INCOME TAX	12 Months Ended
Dec. 31, 2025
INCOME TAX
INCOME TAX

24.   INCOME TAX

(a)	Reconciliation of Effective Tax Rate

Income tax expense differs from the amount that would be computed by applying the applicable Canadian statutory income tax rate to income before income taxes. The significant reasons for the differences are as follows:

	Years ended December 31,
	2025 $	2024 $
Net income before tax	400,175	141,734
Statutory tax rate	27.0%	27.0%
Anticipated income tax expense at statutory rates	108,047	38,268
Deductible expenditures	(6,598)	(8,584)
Differences between Canadian and foreign tax rates	24,386	14,633
Changes in estimate	125	9,189
Inflation adjustment	(30,563)	(67,575)
Impact of foreign exchange	2,482	32,860
Change in deferred tax assets not recognized	(34,919)	16,070
Mining taxes	6,052	5,316
Withholding taxes	41,901	9,293
Other items	485	1,946
Total income tax expense	111,398	51,416

Total income tax represented by:
Current income tax expense	125,095	76,957
Deferred tax recovery	(13,697)	(25,541)
	111,398	51,416

(b)	Tax Amounts Recognized in Profit or Loss

	Years ended December 31,
	2025 $	2024 $
Current tax expense
Current taxes on profit for the year	128,135	71,427
Changes in estimates related to prior years	(3,040)	5,530
	125,095	76,957

Deferred tax expense
Origination and reversal of temporary differences and foreign exchange rate	(16,862)	(29,200)
Changes in estimates related to prior years	3,165	3,659
	(13,697)	(25,541)

Total tax expense	111,398	51,416

(c)	Deferred Tax Balances

The significant components of the recognized deferred tax assets and liabilities are:

	December 31, 2025 $	December 31, 2024 $
Deferred tax assets
Reclamation and closure cost obligation	12,394	12,377
Carried forward tax loss	12,368	11,479
Equipment and buildings	14,620	–
Accounts payable and accrued liabilities	2,888	25,282
Deductibility of resource taxes	250	182
Lease obligations	15,599	7,664
Other	527	–
Total deferred tax assets	58,646	56,984

Deferred tax liabilities
Mineral properties	(138,007)	(159,319)
Mining and foreign withholding taxes	(16,873)	(243)
Equipment and buildings	–	(15,938)
2024 Convertible Notes	(9,321)	(11,371)
Inflation	–	(196)
Inventory and other	(14,755)	(14,183)
Total deferred tax liabilities	(178,956)	(201,250)

Net deferred tax liabilities	(120,310)	(144,266)

Classification:
Deferred tax assets	–	–
Deferred tax liabilities	(120,310)	(144,266)
Net deferred tax liabilities	(120,310)	(144,266)

The Company's movement of net deferred tax liabilities is described below:

	2025 $	2024 $
At January 1	144,266	159,855
Deferred income tax recovery through income statement	(13,697)	(26,165)
Deferred income tax (recovery) expense through equity	(10,259)	10,576
At December 31	120,310	144,266

(d)	Unrecognized Deferred Tax Assets and Liabilities

The Company recognizes tax benefits on losses or other deductible amounts where it is more likely than not that the deferred tax asset will be realized. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	December 31, 2025 $	December 31, 2024 $
Unrecognized deductible temporary differences and unused tax losses
Non-capital losses	164,040	174,195
Provisions	27,574	13,676
Share issue costs	202	–
Mineral properties, plant and equipment	1,922	238,795
Lease obligation	248	–
Derivative liabilities	–	25,808
Capital losses	72,717	5,236
Investments in equity securities and associates	755	1,049
Unrecognized deductible temporary differences	267,458	458,759

As at December 31, 2025, the Company has temporary differences associated with investments in subsidiaries for which an income tax liability has not been recognized as the Company can control the timing of the reversal of the temporary differences and the Company plans to reinvest in its foreign subsidiaries. The temporary differences associated with investments in subsidiaries consist of the following amounts:

	December 31, 2025 $	December 31, 2024 $
Côte d’Ivoire	194,384	–
Peru	75,736	88,361
Argentina	54,119	–
Mexico	–	14,942

(e)	Tax Loss Carry Forwards

Tax losses have the following expiry dates:

	Year of expiry	December 31, 2025 $	Year of expiry	December 31, 2024 $
Canada	2026 - 2045	206,070	2025 - 2044	200,452
Mexico	2026 - 2035	–	2025 - 2034	22,997

In addition, as at December 31, 2025, the Company has accumulated Canadian resource related expenses of $7.9 million (December 31, 2024 - $7.5 million) for which the deferred tax benefit has not been recognized.

(f)	International Tax Reform – Pillar Two Model Rules

On June 30, 2024, the Global Minimum Tax Act (“GMTA”) received royal assent, introducing the Pillar Two global minimum tax regime in Canada. The GMTA is based on the Organisation for Economic Co-operation and Development’s (“OECD”) Pillar Two Global Anti-Base Erosion (“GloBE”) model rules. The legislation includes the income inclusion rule and a qualified domestic minimum top-up tax, and contains a placeholder for the undertaxed profits rule.

The Pillar Two regime applies to multinational enterprise groups with consolidated revenues of at least EUR 750 million in at least two of the four fiscal years immediately preceding a given fiscal year. As the Company met this threshold as at December 31, 2023 and 2024, the Pillar Two legislation became applicable to the Company effective January 1, 2025.

In accordance with the mandatory exception under IAS 12, the Company has applied the temporary exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.

For the year ended December 31, 2025, the Company has performed an assessment of its potential exposure to Pillar Two income taxes. Based on this assessment, the Company has determined that it qualifies for the transitional safe harbour relief in all jurisdictions in which it operates. Consequently, no Pillar Two current tax expense or liability has been recognized in the consolidated financial statements for the year ended December 31, 2025.